BUSINESS ACQUISITIONS AND DISPOSALS (Details 2) (RUB)				12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer base Minimum	Dec. 31, 2013 Customer base Maximum	Dec. 31, 2012 Regional fixed line operators acquired in 2012	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base Minimum	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base Maximum	Dec. 31, 2012 Elf Group	Aug. 31, 2012 Elf Group	Dec. 31, 2012 Elf Group Customer base	Dec. 31, 2012 Intercom	Aug. 31, 2012 Intercom	Dec. 31, 2012 Intercom Customer base	Dec. 31, 2012 ZhelGorTele-Com	Oct. 31, 2012 ZhelGorTele-Com	Dec. 31, 2012 ZhelGorTele-Com Customer base	Dec. 31, 2012 Pilot & TVKiK	Oct. 31, 2012 Pilot & TVKiK	Dec. 31, 2012 Pilot & TVKiK Customer base	May 31, 2012 Tascom	Dec. 31, 2013 Tascom	Dec. 31, 2012 Tascom	May 31, 2012 Tascom Customer base	Dec. 31, 2011 Regional fixed line operators acquired in 2011	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base Minimum	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base Maximum	Dec. 31, 2011 Inteleca	Apr. 30, 2011 Inteleca	Dec. 31, 2011 Inteleca Customer base	Dec. 31, 2011 Infocentr	Apr. 30, 2011 Infocentr	Dec. 31, 2011 Infocentr Customer base	Dec. 31, 2011 Altair	Aug. 31, 2011 Altair	Dec. 31, 2011 Altair Customer base	Dec. 31, 2011 TVT	Oct. 31, 2011 TVT	Dec. 31, 2011 TVT Customer base	Dec. 31, 2011 MGTS
Business acquisitions
Percentage of ownership acquired											100.00%			100.00%			100.00%			100.00%		100.00%									100.00%			100.00%			100.00%			100.00%		29.00%
Percentage of ownership acquired																																										94.10%
Purchase price						509,000,000				191,000,000			80,000,000			147,000,000			91,000,000			1,437,000,000				6,819,000,000				546,000,000			431,000,000			749,000,000			5,093,000,000			10,560,000,000
Debt assumed																																										10,410,000,000
Provision for tax liabilities and related indemnification asset																						236,000,000
Reduction in provision for tax liabilities and related indemnification asset																							139,000,000
Aggregate capped amount of contingent consideration																						400,000,000
Contingent consideration paid																							170,000,000	170,000,000
Purchase price allocation
Current assets						22,000,000				6,000,000			9,000,000			4,000,000			3,000,000			489,000,000				436,000,000				25,000,000			80,000,000			94,000,000			237,000,000
Property, plant and equipment						84,000,000				49,000,000			11,000,000			3,000,000			21,000,000			586,000,000				2,644,000,000				307,000,000			72,000,000			109,000,000			2,156,000,000
Finite-lived intangible assets							150,000,000					45,000,000			29,000,000			54,000,000			22,000,000				168,000,000		809,000,000					63,000,000			135,000,000			381,000,000			230,000,000
Goodwill	32,704,000,000	32,428,000,000	34,864,000,000			404,000,000				172,000,000			62,000,000			115,000,000			55,000,000			1,098,000,000				4,595,000,000				303,000,000			411,000,000			372,000,000			3,509,000,000
Other non-current assets																						188,000,000				107,000,000				1,000,000						47,000,000			59,000,000
Current liabilities						(78,000,000)				(44,000,000)			(15,000,000)			(13,000,000)			(6,000,000)			(815,000,000)				(1,328,000,000)				(128,000,000)			(239,000,000)			(162,000,000)			(799,000,000)
Non-current liabilities						(30,000,000)				(9,000,000)			(6,000,000)			(11,000,000)			(4,000,000)			(107,000,000)				(444,000,000)				(25,000,000)			(28,000,000)			(92,000,000)			(299,000,000)
Fair value of contingent consideration						(43,000,000)				(28,000,000)			(10,000,000)			(5,000,000)						(170,000,000)
Consideration paid						509,000,000				191,000,000			80,000,000			147,000,000			91,000,000			1,437,000,000				6,819,000,000				546,000,000			431,000,000			749,000,000			5,093,000,000			10,560,000,000
Business acquisitions
Ownership interest after acquisition (as a percent)																																										99.01%
Preferred shares ownership interest after acquisition (as a percent)																																										69.70%
Weighted-average amortization period				4 years	31 years			7 years	9 years																			8 years	14 years